Financial risk management - D.1.2. Currency and interest rate swap contracts (Details) $ in Millions, kr in Billions, $ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2023 COP ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 SEK (kr)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	$ 23.0	$ 59.0
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	23.0	59.0
Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	9.0	59.0
Currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount			$ 206
Derivative financial liabilities held for hedging	$ 14.0	$ 0.0
SEK Senior Unsecured Variable Rate Notes Due 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount				$ 252.3	kr 2.2